Note 9 - Share Capital (Details Textual) $ / shares in Units, $ / shares in Units, $ in Millions				3 Months Ended		6 Months Ended
	Dec. 18, 2024 CAD ($) $ / shares shares	Dec. 18, 2024 USD ($) $ / shares shares	Oct. 31, 2024 CAD ($) $ / shares shares	Apr. 30, 2025 CAD ($) shares	Apr. 30, 2024 CAD ($)	Apr. 30, 2025 CAD ($) shares	Mar. 31, 2025 shares	Apr. 30, 2024 CAD ($)	Apr. 28, 2025 shares	Apr. 21, 2025 shares
Statement Line Items [Line Items]
Proceeds from issuing shares | $						$ 114,189,000		$ 0
Expense from share-based payment transactions | $				$ 0	$ 72,000	$ 75,000		$ 204,000
Ordinary shares [member]
Statement Line Items [Line Items]
Number of shares outstanding (in shares)			26,002,577	32,518,786		32,518,786				32,518,786
Proceeds from issuing shares | $	$ 116,000,000
Issue of equity | $	114,200,000
Share issue related cost | $	$ 1,800,000
Maximum number of shares allowed to be purchased for cancellation (in shares)									2,000,000
Percent of public float									8.99%
Number of shares in public float (in shares)										22,237,283
Number of shares traded (in shares)							20,321,293
Number of shares traded on TSE system (in shares)							4,720,219
Number of shares traded on alternate exchanges and trading systems (in shares)							15,601,074
Number of shares issued (in shares)										32,518,786
Average daily trading volume (in shares)							37,761
Daily purchase limit, percentage of average daily trading volume									25.00%
Daily purchase limit, number of shares (in shares)									9,440
Ordinary shares [member] | Issued as treasury offering [member]
Statement Line Items [Line Items]
Increase in number of shares outstanding, issue of equity (in shares)	5,660,378	5,660,378
Issue of equity, price per share (in dollars per share) | (per share)	$ 18.95	$ 13.25
Proceeds from issuing shares | $		$ 75.0
Ordinary shares [member] | Issued for over allotment [member]
Statement Line Items [Line Items]
Increase in number of shares outstanding, issue of equity (in shares)	849,056	849,056
Issue of equity, price per share (in dollars per share) | (per share)	$ 19.07	$ 13.25
Proceeds from issuing shares | $		$ 11.2
Percentage of base offering	15.00%	15.00%
Series 1 preferred shares [member]
Statement Line Items [Line Items]
Share issue related cost | $			$ 965,000
Shares redeemed during period (in shares)			1,461,460
Preference shares, conversion price (in CAD per share) | $ / shares			$ 10
Payments for redemptions of preferred shares | $			$ 14,600,000